Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 95.6%
	Aerospace & Defense: 1.7%
782,813	ADS Tactical, Inc. 2021 Term Loan B, 7.345%, (US0001M + 5.750%), 03/19/26	$720,188	0.2
2,374,935	Geo Group, Inc. (The) 2018 Term Loan B, 3.670%, (US0001M + 2.000%), 03/22/24	2,235,222	0.5
457,255	KBR, Inc. 2020 Term Loan B, 4.416%, (US0001M + 2.750%), 02/05/27	455,160	0.1
3,272,442	Peraton Corp. Term Loan B, 5.416%, (US0001M + 3.750%), 02/01/28	3,082,231	0.7
560,000	Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 4.250%, (US0003M + 2.000%), 11/05/28	534,380	0.1
463,838	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 5.666%, (US0001M + 4.000%), 12/06/28	444,994	0.1
		7,472,175	1.7

	Air Transport: 0.3%
1,236,819	United Airlines, Inc. 2021 Term Loan B, 5.392%, (US0001M + 3.750%), 04/21/28	1,150,860	0.3

	Auto Components: 0.4%
880,000	BBB Industries LLC 2022 Term Loan, 2.787%, (US0001M + 1.000%), 07/25/25	792,000	0.2
893,250	Broadstreet Partners, Inc. 2021 Term Loan B2, 4.916%, (US0001M + 3.250%), 01/27/27	844,121	0.2
		1,636,121	0.4

	Automotive: 3.2%
1,342,194	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.620%, (US0003M + 4.500%), 04/06/28	1,244,885	0.3
1,720,688	Avis Budget Car Rental, LLC 2022 Term Loan C, 5.125%, (SOFRRATE + 3.500%), 03/16/29	1,651,860	0.4
500,000	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0006M + 3.500%), 06/30/24	220,000	0.0
1,077,166	Dealer Tire, LLC 2020 Term Loan B, 5.916%, (US0001M + 4.250%), 12/12/25	1,032,060	0.2
1,280,971	Gates Global LLC 2021 Term Loan B3, 4.166%, (US0001M + 2.500%), 03/31/27	1,212,119	0.3
909,034	Hertz Corporation, (The) 2021 Term Loan B, 4.920%, (US0001M + 3.250%), 06/30/28	857,674	0.2
173,048	Hertz Corporation, (The) 2021 Term Loan C, 4.920%, (US0001M + 3.250%), 06/30/28	163,271	0.0
703,606	Holley Purchaser, Inc. 2021 Term Loan, 5.205%, (US0003M + 3.750%), 11/17/28	666,083	0.1
1,367,847	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	1,286,916	0.3
733,234	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 4.666%, (US0001M + 3.000%), 05/14/26	695,885	0.2
425,000	Rough Country, LLC 2021 2nd Lien Term Loan, 8.750%, (US0003M + 6.500%), 07/26/29	409,062	0.1
488,813	Rough Country, LLC 2021 Term Loan, 5.750%, (US0003M + 3.500%), 07/28/28	469,260	0.1
793,830	Tenneco, Inc. 2018 Term Loan B, 4.666%, (US0001M + 3.000%), 10/01/25	764,062	0.2
1,255,991	Truck Hero, Inc. 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 01/31/28	1,128,507	0.3
979,950	Wand NewCo 3, Inc. 2020 Term Loan, 4.666%, (US0001M + 3.000%), 02/05/26	912,884	0.2
1,617,775	Wheel Pros, LLC 2021 Term Loan, 6.095%, (US0001M + 4.500%), 05/11/28	1,342,753	0.3
		14,057,281	3.2

	Basic Materials: 0.2%
975,000	Iris Holding, Inc. 2022 Term Loan 1L, 6.436%, (TSFR1M + 4.750%), 06/15/28	892,937	0.2

	Beverage & Tobacco: 1.1%
750,000	Aramark Services, Inc. 2019 Term Loan B4, 3.416%, (US0001M + 1.750%), 01/15/27	712,813	0.2
365,000	Naked Juice LLC 2nd Lien Term Loan, 8.154%, (SOFRRATE + 6.000%), 01/24/30	337,625	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Beverage & Tobacco: (continued)
615,000		Naked Juice LLC Term Loan, 5.403%, (SOFRRATE + 3.250%), 01/24/29	$570,989	0.1
1,313,386		Sunshine Investments B.V. USD Term Loan B3, 4.194%, (US0003M + 2.750%), 03/28/25	1,293,685	0.3
1,955,270		Triton Water Holdings, Inc Term Loan, 5.750%, (US0003M + 3.500%), 03/31/28	1,746,708	0.4
			4,661,820	1.1

		Brokers, Dealers & Investment Houses: 0.3%
1,170,286		Forest City Enterprises, L.P. 2019 Term Loan B, 5.166%, (US0001M + 3.500%), 12/08/25	1,119,451	0.3

		Building & Development: 4.0%
495,000		ACProducts, Inc. 2021 Term Loan B, 6.970%, (US0006M + 4.250%), 05/17/28	385,791	0.1
367,225		Aegion Corporation Term Loan, 6.273%, (US0001M + 4.750%), 05/17/28	336,929	0.1
1,241,837		Applecaramel Buyer, LLC Term Loan B, 5.275%, (SOFRRATE + 3.750%), 10/19/27	1,144,819	0.3
1,482,550		Chamberlain Group Inc Term Loan B, 4.506%, (US0001M + 3.500%), 11/03/28	1,351,592	0.3
746,241		Core & Main LP 2021 Term Loan B, 4.124%, (US0001M + 2.500%), 07/27/28	711,727	0.2
2,409,500		Cornerstone Building Brands, Inc. 2021 Term Loan B, 4.574%, (US0001M + 3.250%), 04/12/28	2,010,426	0.5
951,163		CP Atlas Buyer, Inc. 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 11/23/27	836,072	0.2
1,195,393		Empire Today, LLC 2021 Term Loan B, 5.750%, (US0003M + 5.000%), 04/03/28	934,399	0.2
912,713		Foley Products Company, LLC 2021 Term Loan, 6.954%, (SOFRRATE + 4.750%), 12/29/28	868,218	0.2
856,350		Foundation Building Materials Holding Company LLC 2021 Term Loan, 4.489%, (US0003M + 3.250%), 01/31/28	769,644	0.2
106,667	(1)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.500%), 10/02/28	98,489	0.0
532,000		IPS Corporation 2021 Term Loan, 5.166%, (US0001M + 3.500%), 10/02/28	491,213	0.1
272,927		Kodiak Building Partners Inc. Term Loan B, 5.500%, (US0003M + 3.250%), 03/12/28	237,447	0.1
678,300		Latham Pool Products, Inc. 2022 Term Loan B, 4.540%, (SOFRRATE + 3.750%), 02/23/29	653,712	0.1
1,782,834		LBM Acquisition LLC Term Loan B, 5.416%, (US0001M + 3.750%), 12/17/27	1,471,208	0.3
917,700		Leaf Home Solutions LLC 2022 Term Loan B, 6.375%, (SOFRRATE + 4.750%), 02/16/29	832,813	0.2
552,932		Northstar Group Services, INC. 2020 Term Loan B, 7.166%, (US0001M + 5.500%), 11/12/26	532,888	0.1
770,000		Smyrna Ready Mix Concrete, LLC Term Loan B, 5.875%, (TSFR1M + 4.250%), 04/02/29	712,250	0.2
1,197,000		Specialty Building Products Holdings, LLC 2021 Term Loan B, 5.345%, (US0001M + 3.750%), 10/15/28	1,065,330	0.2
651,943		SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.500%), 06/02/28	599,788	0.1
1,330,849		Standard Industries Inc. 2021 Term Loan B, 3.788%, (US0006M + 2.500%), 09/22/28	1,291,663	0.3
			17,336,418	4.0

		Business Equipment & Services: 8.5%
526,470		24-7 Intouch Inc 2018 Term Loan, 6.416%, (US0001M + 4.750%), 08/25/25	502,779	0.1
496,250		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 5.416%, (US0001M + 3.750%), 05/12/28	456,963	0.1
726,350		Anticimex International AB 2021 USD Incremental Term Loan, 5.598%, (US0003M + 4.000%), 11/16/28	691,848	0.2
378,100		Anticimex International AB 2021 USD Term Loan B1, 5.098%, (US0003M + 3.500%), 11/16/28	357,777	0.1
1,116,563		APX Group, Inc. 2021 Term Loan B, 5.016%, (US0001M + 3.500%), 07/10/28	1,057,245	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,004,950		Ascend Learning, LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/11/28	$932,091	0.2
876,769		Atlas CC Acquisition Corp Term Loan B, 5.825%, (US0003M + 4.250%), 05/25/28	813,203	0.2
178,326		Atlas CC Acquisition Corp Term Loan C, 5.825%, (US0003M + 4.250%), 05/25/28	165,397	0.0
620,000		Belfor Holdings Inc. 2022 Incremental Term Loan, 5.775%, (SOFRRATE + 4.250%), 04/06/26	601,400	0.1
1,149,039		Belfor Holdings Inc. Term Loan B, 5.416%, (US0001M + 3.750%), 04/06/26	1,114,568	0.3
225,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 8.416%, (US0001M + 6.750%), 03/30/29	215,437	0.0
1,643,455		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 03/31/28	1,542,108	0.4
1,483,716		Endure Digital Inc. Term Loan, 4.620%, (US0001M + 3.500%), 02/10/28	1,342,763	0.3
1,320,025		Ensono, LP 2021 Term Loan, 5.666%, (US0001M + 4.000%), 05/26/28	1,225,423	0.3
807,975		EP Purchaser, LLC 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 11/06/28	773,131	0.2
394,013		Escape Velocity Holdings, Inc. 2021 Term Loan, 6.500%, (US0003M + 4.250%), 10/08/28	376,282	0.1
93,434		First Advantage Holdings, LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 01/31/27	89,849	0.0
239,941		Garda World Security Corporation 2022 Term Loan B, 5.749%, (TSFR1M + 4.250%), 02/01/29	222,395	0.1
994,974		Gloves Buyer, Inc. 2021 Term Loan, 5.666%, (US0001M + 4.000%), 12/29/27	925,326	0.2
987,513		Indy US Bidco, LLC 2021 USD Term Loan, 5.416%, (US0001M + 3.750%), 03/05/28	919,209	0.2
1,136,044		Intrado Corporation 2017 Term Loan, 5.666%, (US0001M + 4.000%), 10/10/24	969,898	0.2
816,750		ION Trading Finance Limited 2021 USD Term Loan, 7.000%, (US0003M + 4.750%), 04/03/28	755,749	0.2
1,343,881		KUEHG Corp. 2018 Incremental Term Loan, 6.000%, (US0003M + 3.750%), 02/21/25	1,255,689	0.3
1,581,456		Milano Acquisition Corp Term Loan B, 6.250%, (US0003M + 4.000%), 10/01/27	1,504,360	0.3
739,164		Paysafe Holdings (US) Corp USD Term Loan B1, 4.416%, (US0001M + 2.750%), 06/28/28	676,335	0.2
771,125		PECF USS Intermediate Holding III Corporation Term Loan B, 5.916%, (US0001M + 4.250%), 12/15/28	699,218	0.2
1,343,594		Polaris Newco LLC USD Term Loan B, 5.666%, (US0001M + 4.000%), 06/02/28	1,244,713	0.3
100,000		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 8.666%, (US0001M + 7.000%), 12/14/29	94,500	0.0
1,246,875		Pre-Paid Legal Services, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/15/28	1,166,998	0.3
48,432	(1)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 5.416%, (US0001M + 3.750%), 12/16/27	45,526	0.0
248,114		Refficiency Holdings LLC 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/16/27	233,227	0.1
220,000		Renaissance Holding Corp. 2022 Incremental Term Loan, 5.581%, (SOFRRATE + 4.500%), 03/30/29	210,833	0.0
1,492,188		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	1,376,543	0.3
488,337		Rockwood Service Corporation 2020 Term Loan, 5.916%, (US0001M + 4.250%), 01/23/27	471,856	0.1
250,000		Sandvine Corporation 2018 1st Lien Term Loan, 6.166%, (US0001M + 4.500%), 10/31/25	240,000	0.1
90,963	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 5.437%, (US0003M + 4.000%), 10/29/27	86,756	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,093,577		Service Logic Acquisition, Inc Term Loan, 5.238%, (US0003M + 4.000%), 10/29/27	$1,041,632	0.2
1,123,994		Skopima Merger Sub Inc. Term Loan B, 5.666%, (US0001M + 4.000%), 05/12/28	1,039,694	0.2
1,323,478		Staples, Inc. 7 Year Term Loan, 6.286%, (US0003M + 5.000%), 04/16/26	1,159,225	0.3
1,246,159		Turing Midco LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 03/23/28	1,199,039	0.3
994,845		Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.524%, (US0003M + 4.000%), 08/20/25	908,341	0.2
994,890		Verscend Holding Corp. 2021 Term Loan B, 5.666%, (US0001M + 4.000%), 08/27/25	954,265	0.2
1,107,225		Virtusa Corporation 2022 Incremental Term Loan, 5.375%, (SOFRRATE + 3.750%), 02/15/29	1,047,712	0.2
1,563,401		VM Consolidated, Inc. 2021 Term Loan B, 6.125%, (US0006M + 3.250%), 03/24/28	1,489,139	0.3
13,462	(1)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 5.973%, (US0003M + 3.750%), 08/01/25	12,890	0.0
202,084		VT Topco, Inc. 2021 Incremental Term Loan, 5.416%, (US0001M + 3.750%), 08/01/25	193,496	0.0
843,625		Waterlogic Holdings Limited 2021 USD Term Loan B2, 6.416%, (US0001M + 4.750%), 08/04/28	818,316	0.2
2,292,743		Yak Access, LLC 2018 1st Lien Term Loan B, 6.576%, (US0003M + 5.000%), 07/11/25	1,603,487	0.4
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 12.185%, (US0003M + 10.000%), 07/10/26	518,950	0.1
			37,343,581	8.5

		Cable & Satellite Television: 2.6%
668,325		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 4.166%, (US0001M + 2.500%), 09/01/28	637,749	0.1
1,986,911		CSC Holdings LLC, 3.574%, (US0001M + 2.250%), 07/17/25	1,852,795	0.4
1,492,366		CSC Holdings, LLC 2019 Term Loan B5, 3.824%, (US0001M + 2.500%), 04/15/27	1,392,097	0.3
1,794,745		DirecTV Financing, LLC Term Loan, 6.666%, (US0001M + 5.000%), 08/02/27	1,659,818	0.4
1,950,200		Radiate Holdco, LLC 2021 Term Loan B, 4.916%, (US0001M + 3.250%), 09/25/26	1,811,248	0.4
2,479,765		Telesat Canada Term Loan B5, 4.420%, (US0001M + 2.750%), 12/07/26	1,773,032	0.4
750,000		UPC Financing Partnership 2021 USD Term Loan AX, 4.324%, (US0001M + 3.000%), 01/31/29	711,875	0.2
1,250,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 4.574%, (US0001M + 3.250%), 01/31/29	1,198,438	0.3
437,800		WideOpenWest Finance LLC 2021 Term Loan B, 4.509%, (SOFRRATE + 3.000%), 12/20/28	423,207	0.1
			11,460,259	2.6

		Chemicals & Plastics: 3.4%
992,443		Ascend Performance Materials Operations LLC 2021 Term Loan B, 7.000%, (US0003M + 4.750%), 08/27/26	969,287	0.2
391,002		Avantor Funding, Inc. 2021 Term Loan B5, 3.916%, (US0001M + 2.250%), 11/08/27	375,688	0.1
1,699,662		GEON Performance Solutions, LLC 2021 Term Loan, 6.166%, (US0001M + 4.500%), 08/18/28	1,615,742	0.4
410,000		Hexion Holdings Corporation 2022 USD 2nd Lien Term Loan, 8.871%, (SOFRRATE + 7.438%), 03/15/30	362,850	0.1
1,405,000		Hexion Holdings Corporation 2022 USD Term Loan, 5.924%, (SOFRRATE + 4.500%), 03/15/29	1,263,622	0.3
684,692		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 4.416%, (US0001M + 2.750%), 01/29/26	647,890	0.1
713,213		Ineos US Finance LLC 2021 USD Term Loan B, 4.166%, (US0001M + 2.500%), 11/08/28	678,443	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
415,813	Lonza Group AG USD Term Loan B, 6.250%, (US0003M + 4.000%), 07/03/28	$373,608	0.1
498,750	LSF11 A5 Holdco LLC Term Loan, 5.140%, (SOFRRATE + 3.500%), 10/15/28	468,046	0.1
190,000	NIC Acquisition Corp. Second Lien Term Loan, 10.000%, (US0003M + 7.750%), 12/29/28	169,338	0.0
1,268,625	Olympus Water US Holding Corporation 2021 USD Term Loan B, 5.982%, (US0003M + 3.750%), 11/09/28	1,185,371	0.3
1,650,000	PMHC II, Inc. 2022 Term Loan B, 5.287%, (SOFRRATE + 4.250%), 04/23/29	1,444,928	0.3
1,110,910	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.004%, (US0003M + 4.750%), 10/15/25	1,019,260	0.2
306,125	Potters Industries, LLC Term Loan B, 6.250%, (US0003M + 4.000%), 12/14/27	292,349	0.1
499,950	PQ Corporation 2021 Term Loan B, 3.739%, (US0003M + 2.500%), 06/09/28	478,858	0.1
1,761,150	Sparta U.S. HoldCo LLC 2021 Term Loan, 4.620%, (US0001M + 3.250%), 08/02/28	1,677,495	0.4
628,613	Starfruit Finco B.V 2018 USD Term Loan B, 5.250%, (US0003M + 3.000%), 10/01/25	594,983	0.1
289,275	Tronox Finance LLC 2022 Incremental Term Loan, 5.304%, (SOFRRATE + 3.250%), 04/04/29	278,427	0.1
995,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 6.063%, (US0003M + 3.750%), 09/22/28	940,275	0.2
		14,836,460	3.4

	Clothing/Textiles: 0.4%
705,000	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 5.275%, (SOFRRATE + 3.750%), 12/21/28	660,937	0.2
997,500	Crocs Inc Term Loan B, 4.448%, (SOFRRATE + 3.500%), 02/20/29	918,199	0.2
		1,579,136	0.4
	Communications: 0.4%
1,780,000	Maxar Technologies, Inc. 2022 Term Loan B 1L, 5.936%, (TSFR1M + 4.250%), 06/09/29	1,685,437	0.4

	Conglomerates: 0.1%
338,406	Fender Musical Instruments Corporation 2021 Term Loan B, 5.226%, (SOFRRATE + 4.000%), 12/01/28	319,794	0.1

	Consumer, Cyclical: 0.4%
496,259	MOTION FINCO SARL USD TERM LOAN B1, 5.500%, (US0003M + 3.250%), 11/12/26	459,867	0.1
290,000	PELOTON INTERACTIVE, INC TERM LOAN, 8.186%, (TSFR1M + 6.500%), 05/25/27	282,025	0.0
370,000	PENN NATIONAL GAMING, INC. 2022 TERM LOAN B, 3.831%, (TSFR1M + 2.750%), 05/03/29	356,009	0.1
300,000	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 5.799%, (US0003M + 4.000%), 05/22/24	288,750	0.1
380,188	WellPet - TL B 1L, 5.813%, (US0003M + 3.750%), 12/21/27	356,426	0.1
		1,743,077	0.4

	Consumer, Non-cyclical: 1.4%
1,510,000	BAUSCH + LOMB INC TERM LOAN, 4.331%, (TSFR1M + 3.250%), 05/10/27	1,405,873	0.3
1,607,850	CoreLogic, Inc. TL B 1L, 5.188%, (US0001M + 3.500%), 06/02/28	1,336,123	0.3
425,000	GALAXY US OPCO INC. TERM LOAN, 1.081%, (TSFR1M + 1.000%), 04/29/29	398,438	0.1
1,258,310	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.962%, (US0003M + 6.000%), 10/01/24	1,126,188	0.3
960,000	SUNSHINE INVESTMENTS B V 2022 USD TERM LOAN, 5.331%, (TSFR1M + 4.250%), 04/21/29	912,800	0.2
890,000	SYNIVERSE HOLDINGS, LLC 2022 TERM LOAN, 1.405%, (TSFR3M + 1.000%), 05/13/27	785,425	0.2
		5,964,847	1.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Containers & Glass Products: 3.3%
1,431,875		Altium Packaging LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 02/03/28	$1,331,047	0.3
1,234,725		BWAY Holding Company 2017 Term Loan B, 3.326%, (US0003M + 3.250%), 04/03/24	1,164,963	0.3
942,907		Charter NEX US, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 12/01/27	890,812	0.2
910,000		Clydesdale Acquisition Holdings Inc Term Loan B, 5.875%, (TSFR1M + 4.250%), 04/13/29	855,874	0.2
714,535		Plastipak Packaging, Inc. 2021 Term Loan B, 4.188%, (US0001M + 2.500%), 12/01/28	686,847	0.2
724,319		Plaze, Inc. 2020 Incremental Term Loan, 5.421%, (US0001M + 3.750%), 08/03/26	673,616	0.1
1,338,275		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 5.044%, (US0003M + 4.000%), 10/02/28	1,212,254	0.3
280,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.793%, (US0003M + 6.750%), 10/01/29	242,900	0.0
66,816	(1)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.666%, (US0001M + 4.000%), 08/31/28	63,002	0.0
968,275		Pro Mach Group, Inc. 2021 Term Loan B, 5.666%, (US0001M + 4.000%), 08/31/28	913,003	0.2
1,244,972		Proampac PG Borrower LLC 2020 Term Loan, 5.186%, (US0003M + 3.750%), 11/03/25	1,157,046	0.3
1,420,788		Reynolds Group Holdings Inc. 2020 Term Loan B2, 4.916%, (US0001M + 3.250%), 02/05/26	1,329,620	0.3
1,372,747		Reynolds Group Holdings Inc. 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 09/24/28	1,283,861	0.3
352,317		Tosca Services, LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 08/18/27	317,086	0.1
646,734		TricorBraun Holdings, Inc. 2021 Term Loan, 4.916%, (US0001M + 3.250%), 03/03/28	603,564	0.1
115,668	(1)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 6.250%, (US0003M + 4.000%), 09/15/28	108,728	0.0
812,710		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 6.250%, (US0003M + 4.000%), 09/15/28	763,947	0.2
493,763		Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750%), 10/04/28	465,371	0.1
300,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000%), 10/04/29	265,500	0.1
			14,329,041	3.3

		Cosmetics/Toiletries: 0.5%
2,154,057		Anastasia Parent, LLC 2018 Term Loan B, 6.000%, (US0003M + 3.750%), 08/11/25	1,731,324	0.4
518,700		Olaplex, Inc 2022 Term Loan, 4.799%, (SOFRRATE + 3.750%), 02/23/29	491,468	0.1
			2,222,792	0.5

		Drugs: 0.8%
987,075		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.497%, (US0001M + 3.500%), 05/04/25	895,153	0.2
442,775		ANI Pharmaceuticals, Inc Term Loan B, 7.666%, (US0001M + 6.000%), 04/27/28	426,171	0.1
1,038,326		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 6.688%, (US0001M + 5.000%), 03/27/28	796,915	0.2
1,358,263		Jazz Financing Lux S.a.r.l. USD Term Loan, 5.166%, (US0001M + 3.500%), 05/05/28	1,298,355	0.3
			3,416,594	0.8

		Ecological Services & Equipment: 0.3%
716,400		Clean Harbors Inc. 2021 Incremental Term Loan B, 3.666%, (US0003M + 2.000%), 10/08/28	711,251	0.2
737,550		Denali Water Solutions Term Loan B, 6.500%, (US0003M + 4.250%), 03/27/28	674,858	0.1
			1,386,109	0.3

		Electronics/Electrical: 11.9%
535,000		Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (US0006M + 5.600%), 02/01/30	486,181	0.1
985,000		Altar Bidco, Inc. 2021 Term Loan, 5.506%, (SOFRRATE + 3.350%), 02/01/29	910,818	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,689,188	AP Core Holdings II, LLC Amortization Term Loan B1, 7.166%, (US0001M + 5.500%), 09/01/27	$1,593,466	0.4
1,245,000	AP Core Holdings II, LLC High-Yield Term Loan B2, 7.166%, (US0001M + 5.500%), 09/01/27	1,176,006	0.3
480,150	Atlas Purchaser, Inc. 2021 Term Loan, 6.621%, (US0003M + 5.250%), 05/08/28	398,525	0.1
505,000	Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 7.166%, (US0001M + 5.500%), 02/27/26	470,281	0.1
247,836	Banff Merger Sub Inc 2021 USD Term Loan, 5.416%, (US0001M + 3.750%), 10/02/25	231,004	0.1
707,283	Barracuda Networks, Inc. 1st Lien Term Loan, 5.982%, (US0003M + 3.750%), 02/12/25	702,421	0.2
994,845	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 6.000%, (US0003M + 3.750%), 08/29/25	897,848	0.2
1,386,525	Cloudera, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/08/28	1,280,224	0.3
402,975	ConnectWise, LLC 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 09/29/28	370,989	0.1
992,118	Constant Contact Inc Term Loan, 5.011%, (US0003M + 4.000%), 02/10/28	886,705	0.2
1,451,363	Cornerstone OnDemand, Inc. 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/16/28	1,303,807	0.3
650,000	Creation Technologies Inc. 2021 Term Loan, 6.462%, (US0003M + 5.500%), 10/05/28	568,750	0.1
774,805	Delta TopCo, Inc. 2020 Term Loan B, 5.836%, (US0003M + 3.750%), 12/01/27	705,556	0.2
1,436,562	EagleView Technology Corporation 2018 Add On Term Loan B, 5.750%, (US0003M + 3.500%), 08/14/25	1,322,833	0.3
530,000	Entegris, Inc. 2022 Term Loan B, 3.290%, (SOFRRATE + 3.000%), 03/02/29	514,541	0.1
744,356	Grab Holdings Inc Term Loan B, 5.500%, (US0006M + 4.500%), 01/29/26	683,877	0.2
795,429	Helios Software Holdings, Inc. 2021 USD Term Loan B, 5.954%, (US0003M + 3.750%), 03/11/28	733,783	0.2
1,380,525	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.166%, (US0001M + 3.500%), 07/01/24	1,337,384	0.3
895,000	II-VI Incorporated 2021 Term Loan B, 2.959%, (US0003M + 2.750%), 01/14/28	859,648	0.2
1,468,038	Imperva, Inc. 1st Lien Term Loan, 5.399%, (US0003M + 4.000%), 01/12/26	1,321,234	0.3
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 9.205%, (US0003M + 7.750%), 01/11/27	1,197,762	0.3
1,615,950	Informatica LLC 2021 USD Term Loan B, 4.438%, (US0001M + 2.750%), 10/27/28	1,538,182	0.3
1,405,800	Ingram Micro Inc. 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 06/30/28	1,331,996	0.3
339,150	Instructure Holdings, Inc. 2021 Term Loan B, 3.269%, (US0003M + 2.750%), 10/30/28	323,040	0.1
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 8.848%, (US0003M + 7.250%), 12/01/28	136,875	0.0
256,750	Ivanti Software, Inc. 2021 Add On Term Loan B, 5.611%, (US0001M + 4.000%), 12/01/27	219,949	0.0
2,362,291	Ivanti Software, Inc. 2021 Term Loan B, 5.848%, (US0003M + 4.250%), 12/01/27	2,033,538	0.5
2,161,859	LogMeIn, Inc. Term Loan B, 6.345%, (US0001M + 4.750%), 08/31/27	1,697,059	0.4
1,381,180	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 6.230%, (US0003M + 5.000%), 07/27/28	1,247,665	0.3
560,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.480%, (US0003M + 8.250%), 07/27/29	527,100	0.1
344,138	Mediaocean LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/15/28	327,504	0.1
1,664,523	MH Sub I, LLC 2020 Incremental Term Loan, 5.416%, (US0001M + 3.750%), 09/13/24	1,570,893	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
615,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 7.916%, (US0001M + 6.250%), 02/23/29	$583,673	0.1
783,038		Mitchell International, Inc. 2021 Term Loan B, 5.345%, (US0001M + 3.750%), 10/15/28	712,891	0.2
1,054,350		Panther Commercial Holdings L.P Term Loan, 5.739%, (US0003M + 4.500%), 01/07/28	991,967	0.2
229,425		Ping Identity Corporation 2021 Term Loan B, 5.375%, (SOFRRATE + 3.750%), 11/22/28	221,969	0.0
1,147,525		Planview Parent, Inc. Term Loan, 6.250%, (US0001M + 4.000%), 12/17/27	1,085,367	0.2
2,253,976		Project Leopard Holdings, Inc. 2019 Term Loan, 6.166%, (US0003M + 4.500%), 07/07/24	2,242,424	0.5
995,000		Proofpoint, Inc. 1st Lien Term Loan, 4.825%, (US0003M + 3.250%), 08/31/28	928,304	0.2
610,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 8.724%, (SOFRRATE + 7.500%), 02/01/30	551,542	0.1
1,591,369		Rackspace Technology Global, Inc. 2021 Term Loan B, 3.500%, (US0003M + 2.750%), 02/15/28	1,458,490	0.3
2,918,696		Redstone Buyer LLC 2021 Term Loan, 5.934%, (US0003M + 4.750%), 04/27/28	2,531,969	0.6
1,437,425	(2)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.630% (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/26	840,894	0.2
1,534,285		Rocket Software, Inc. 2018 Term Loan, 5.916%, (US0001M + 4.250%), 11/28/25	1,431,999	0.3
1,309,263		Rocket Software, Inc. 2021 USD Incremental Term Loan B, 5.916%, (US0001M + 4.250%), 11/28/25	1,224,160	0.3
470,895		Seattle Spinco, Inc. USD Term Loan B3, 4.416%, (US0001M + 2.750%), 06/21/24	449,116	0.1
1,366,417		SonicWall US Holdings Inc. 1st Lien Term Loan, 5.256%, (US0003M + 3.750%), 05/16/25	1,306,352	0.3
101,610		Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 6.152%, (US0001M + 4.500%), 08/11/28	96,063	0.0
585,448		Sovos Compliance, LLC 2021 Term Loan, 6.166%, (US0001M + 4.500%), 08/11/28	553,493	0.1
353,225		Tenable Holdings, Inc. Term Loan B, 3.269%, (US0006M + 2.750%), 07/07/28	337,330	0.1
520,488		Trader Interactive, LLC 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 07/28/28	500,970	0.1
56,739	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.750% (PIK Rate 7.250%, Cash Rate 2.500%), 02/28/25	56,195	0.0
1,005,004	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 7.250% (PIK Rate 1.750%, Cash Rate 0.000%), 05/29/26	779,381	0.2
1,086,869		Watlow Electric Manufacturing Company Term Loan B, 5.416%, (US0001M + 3.750%), 03/02/28	1,023,015	0.2
1,292,577		Xperi Corporation 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 06/08/28	1,243,297	0.3
			52,058,305	11.9

		Equipment Leasing: 0.3%
378,100		Albion Financing 3 SARL USD Term Loan, 6.434%, (US0003M + 5.250%), 08/17/26	362,740	0.1
998,829		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 4.938%, (US0001M + 3.250%), 02/17/28	900,611	0.2
			1,263,351	0.3

		Financial: 0.4%
640,163		Acrisure, LLC 2021 Incremental Term Loan B, 5.416%, (US0001M + 3.750%), 02/15/27	601,219	0.1
710,000		BLACKSTONE MORTGAGE TRUST, INC 2022 TERM LOAN B4, 2.686%, (TSFR1M + 1.000%), 05/09/29	687,813	0.2
307,125		Blucora, Inc. 2017 Term Loan B, 6.250%, (US0003M + 4.000%), 05/22/24	297,911	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Financial: (continued)
198,489		HUB International Ltd. - TL B3 1L, 4.348%, (US0003M + 3.250%), 04/25/25	$188,509	0.0
			1,775,452	0.4

		Financial Intermediaries: 3.2%
443,182		Advisor Group, Inc. 2021 Term Loan, 6.166%, (US0001M + 4.500%), 07/31/26	422,685	0.1
539,776		AllSpring Buyer LLC Term Loan B, 5.482%, (US0003M + 3.250%), 11/01/28	518,185	0.1
545,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.500%), 08/02/29	504,806	0.1
771,130		AqGen Island Holdings, Inc. Term Loan, 5.813%, (US0003M + 3.500%), 08/02/28	721,006	0.2
739,413		Castlelake Aviation Limited Term Loan B, 4.579%, (US0003M + 2.750%), 10/22/26	707,679	0.2
1,733,811		Citadel Securities LP 2021 Term Loan B, 3.649%, (SOFRRATE + 2.500%), 02/02/28	1,672,587	0.4
906,408		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 4.416%, (US0001M + 2.750%), 08/21/25	854,572	0.2
992,405		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 5.275%, (TSFR1M + 3.750%), 04/09/27	937,327	0.2
1,488,722		Edelman Financial Center, LLC 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 04/07/28	1,375,207	0.3
1,485,644		First Eagle Holdings, Inc. 2020 Term Loan B, 4.750%, (US0003M + 2.500%), 02/01/27	1,391,553	0.3
441,892		Focus Financial Partners, LLC 2021 Term Loan, 4.166%, (US0001M + 2.500%), 06/30/28	423,388	0.1
828,738		HighTower Holdings LLC 2021 Term Loan B, 5.098%, (US0003M + 4.000%), 04/21/28	774,870	0.2
1,274,080		Jane Street Group, LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 01/26/28	1,225,905	0.3
1,623,690		Trans Union, LLC 2021 Term Loan B6, 3.916%, (US0001M + 2.250%), 12/01/28	1,553,523	0.3
820,000		VFH Parent LLC 2022 Term Loan B, 4.434%, (SOFRRATE + 3.000%), 01/13/29	777,975	0.2
258,700		Walker & Dunlop, Inc. 2021 Term Loan, 3.875%, (SOFRRATE + 2.250%), 12/16/28	248,352	0.0
			14,109,620	3.2

		Food Products: 2.0%
982,188		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/01/25	834,860	0.2
547,119		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 6.383%, (US0001M + 4.750%), 10/01/25	470,978	0.1
620,275		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.730%, (TSFR1M + 3.250%), 07/07/24	617,949	0.1
660,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 9.500%, (US0003M + 7.250%), 06/08/29	633,600	0.2
1,017,450		CHG PPC Parent LLC 2021 Term Loan, 4.688%, (US0001M + 3.000%), 12/08/28	961,490	0.2
101,053	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	93,726	0.0
534,905		Dessert Holdings Inc. Term Loan, 6.254%, (US0003M + 4.000%), 06/09/28	496,125	0.1
1,795,217		IRB Holding Corp 2022 Term Loan B, 4.238%, (SOFRRATE + 3.150%), 12/15/27	1,712,936	0.4
970,000	(3)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	19,400	0.0
1,115,000		Primary Products Finance LLC Term Loan, 4.500%, (US0001M + 4.000%), 03/31/29	1,085,266	0.3
1,078,394		Sigma Bidco B.V. 2018 USD Term Loan B, 3.345%, (US0006M + 3.000%), 07/02/25	870,804	0.2
796,036		Weber-Stephen Products LLC Term Loan B, 4.916%, (US0001M + 3.250%), 10/30/27	725,885	0.2
			8,523,019	2.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: 1.6%
989,848		1011778 B.C. Unlimited Liability Company Term Loan B4, 3.416%, (US0001M + 1.750%), 11/19/26	$947,284	0.2
1,281,788		Fertitta Entertainment, LLC 2022 Term Loan B, 5.525%, (SOFRRATE + 4.000%), 01/27/29	1,183,364	0.3
1,119,375		Flynn Restaurant Group LP 2021 Term Loan B, 5.916%, (US0001M + 4.250%), 12/01/28	1,049,414	0.3
900,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.916%, (US0001M + 4.250%), 04/07/25	861,547	0.2
78,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 8.416%, (US0001M + 6.750%), 07/30/29	74,587	0.0
977,141		Tacala, LLC 1st Lien Term Loan, 5.166%, (US0001M + 3.500%), 02/05/27	916,627	0.2
595,408		US Foods, Inc. 2019 Term Loan B, 3.575%, (US0003M + 2.000%), 09/13/26	560,875	0.1
1,293,500		US Foods, Inc. 2021 Term Loan B, 4.325%, (US0003M + 2.750%), 11/22/28	1,234,215	0.3
			6,827,913	1.6

		Food/Drug Retailers: 1.1%
1,388,230		EG Finco Limited 2018 USD Term Loan, 6.250%, (US0003M + 4.000%), 02/07/25	1,313,179	0.3
1,964,352		Moran Foods, LLC 2020 2nd Lien Term Loan, 13.000%, (US0003M + 9.750%), 10/01/24	1,208,076	0.3
1,417,823		Moran Foods, LLC 2020 Term Loan, 9.250%, (US0003M + 7.000%), 04/01/24	1,290,219	0.3
992,347		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 7.166%, (US0001M + 5.500%), 09/06/24	979,943	0.2
			4,791,417	1.1

		Forest Products: 0.1%
483,906		Spa Holdings 3 Oy USD Term Loan B, 6.000%, (US0003M + 3.750%), 02/04/28	451,242	0.1

		Health Care: 9.9%
770,000		Accelerated Health Systems, LLC 2022 Term Loan B, 5.160%, (SOFRRATE + 4.250%), 02/15/29	732,462	0.2
862,744		ADMI Corp. 2021 Term Loan B2, 5.041%, (US0001M + 3.375%), 12/23/27	787,470	0.2
406,846		Agiliti Health, Inc Term Loan, 3.813%, (US0001M + 2.750%), 01/04/26	391,590	0.1
1,175,779		Air Methods Corporation 2017 Term Loan B, 5.750%, (US0003M + 3.500%), 04/22/24	1,045,708	0.2
250,000	(1)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 3.550%, (SOFRRATE + 3.500%), 02/15/29	230,750	0.1
1,475,000		Athenahealth, Inc. 2022 Term Loan B, 5.009%, (SOFRRATE + 3.500%), 02/15/29	1,361,425	0.3
1,505,000		Bausch Health Companies Inc. 2022 Term Loan B, 6.549%, (SOFRRATE + 5.250%), 02/01/27	1,296,934	0.3
878,363		Bella Holding Company, LLC 2021 Term Loan B, 5.416%, (US0001M + 3.750%), 05/10/28	824,014	0.2
443,763		Carestream Dental Equipment, Inc 2021 Term Loan, 6.166%, (US0001M + 4.500%), 09/01/24	423,793	0.1
652,668		CCRR Parent, Inc Term Loan B, 6.010%, (US0003M + 3.750%), 03/06/28	629,825	0.1
967,688		CHG Healthcare Services Inc. 2021 Term Loan, 4.750%, (US0003M + 3.250%), 09/29/28	911,744	0.2
994,763		Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 6.127%, (US0006M + 3.250%), 06/28/24	949,999	0.2
1,228,608		Curia Global, Inc. 2021 Term Loan, 4.989%, (US0003M + 3.750%), 08/30/26	1,159,499	0.3
1,626,722		Da Vinci Purchaser Corp. 2019 Term Loan, 6.250%, (US0003M + 4.000%), 01/08/27	1,547,419	0.4
206,005		Embecta Corp Term Loan B, 5.054%, (TSFR1M + 3.000%), 03/30/29	195,190	0.0
1,952,765		Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/10/25	681,724	0.2
746,738		eResearchTechnology, Inc. 2020 1st Lien Term Loan, 6.166%, (US0001M + 4.500%), 02/04/27	691,044	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,485,858		Global Medical Response, Inc. 2017 Incremental Term Loan, 5.916%, (US0001M + 4.250%), 03/14/25	$1,385,794	0.3
874,717		GoodRx, Inc. 1st Lien Term Loan, 4.416%, (US0001M + 2.750%), 10/10/25	802,553	0.2
494,792		Greenway Health, LLC 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.750%), 02/16/24	448,405	0.1
633,600		Heartland Dental, LLC 2021 Incremental Term Loan, 5.642%, (US0001M + 4.000%), 04/30/25	595,584	0.1
453,863		ICU Medical, Inc. Term Loan B, 4.604%, (SOFRRATE + 2.650%), 01/08/29	439,679	0.1
1,087,275		Medline Borrower, LP USD Term Loan B, 4.916%, (US0001M + 3.250%), 10/23/28	1,010,389	0.2
370,000		MJH Healthcare Holdings, LLC 2022 Term Loan B, 5.109%, (SOFRRATE + 3.600%), 01/28/29	348,725	0.1
1,421,750		MPH Acquisition Holdings LLC 2021 Term Loan B, 5.825%, (US0003M + 4.250%), 09/01/28	1,314,230	0.3
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 9.510%, (US0003M + 7.250%), 03/02/29	138,000	0.0
59,728		National Mentor Holdings, Inc. 2021 Term Loan C, 6.010%, (US0003M + 3.750%), 03/02/28	52,561	0.0
1,769,434		National Mentor Holdings, Inc. 2021 Term Loan, 5.747%, (US0003M + 3.750%), 03/02/28	1,557,102	0.4
448,875		Owens & Minor, Inc. 2022 Term Loan B, 4.250%, (TSFR1M + 3.750%), 03/29/29	446,070	0.1
638,550		Pacific Dental Services,LLC 2021 Term Loan, 4.759%, (US0001M + 3.250%), 05/05/28	613,806	0.1
755,413		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 6.000%, (US0003M + 3.750%), 11/30/27	714,998	0.2
250,000		Padagis LLC Term Loan B, 5.719%, (US0003M + 4.750%), 07/06/28	230,625	0.0
997,500		Parexel International Corporation 2021 1st Lien Term Loan, 4.883%, (US0001M + 3.250%), 11/15/28	942,103	0.2
1,006,420		Pathway Vet Alliance LLC 2021 Term Loan, 6.000%, (US0003M + 3.750%), 03/31/27	937,228	0.2
831,600		Pediatric Associates Holding Company, LLC 2021 Term Loan B, 5.076%, (US0003M + 3.250%), 12/29/28	781,704	0.2
126,158	(1)	Pediatric Associates Holding Company, LLC 2022 Delayed Draw Term loan, 4.922%, (US0003M + 3.250%), 12/29/28	118,588	0.0
580,000		Perrigo Investments, LLC Term Loan B, 3.645%, (TSFR1M + 2.500%), 04/20/29	562,600	0.1
972,487		PetVet Care Centers, LLC 2021 Term Loan B3, 5.166%, (US0001M + 3.500%), 02/14/25	919,811	0.2
1,318,994		Phoenix Guarantor Inc 2020 Term Loan B, 4.916%, (US0001M + 3.250%), 03/05/26	1,235,320	0.3
1,180,087		Phoenix Guarantor Inc 2021 Term Loan B3, 5.142%, (US0001M + 3.500%), 03/05/26	1,105,225	0.3
403,705		Physician Partners LLC Term Loan, 5.625%, (SOFRRATE + 4.000%), 12/23/28	379,988	0.1
1,301,875		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 6.076%, (US0003M + 4.000%), 06/22/26	1,140,768	0.3
613,463		PointClickCare Technologies, Inc. 2022 Term Loan B, 4.775%, (SOFRRATE + 4.000%), 12/29/27	590,458	0.1
246,253		PointClickCare Technologies, Inc. Term Loan B, 5.938%, (US0003M + 3.000%), 12/29/27	232,709	0.1
663,338		Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 4.900%, (SOFRRATE + 3.750%), 07/24/26	621,879	0.1
1,397,313		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.916%, (US0001M + 3.250%), 03/03/28	1,311,727	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
2,132,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 5.416%, (US0001M + 3.750%), 11/16/25	$1,994,742	0.5
481,363	Resonetics, LLC 2021 Term Loan, 5.239%, (US0003M + 4.000%), 04/28/28	457,896	0.1
756,707	RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500%), 12/20/27	703,737	0.2
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 12/11/26	985,838	0.2
1,182,475	Surgery Center Holdings, Inc. 2021 Term Loan, 4.950%, (US0001M + 3.750%), 08/31/26	1,104,505	0.2
490,827	Tecomet Inc. 2017 Repriced Term Loan, 4.500%, (US0003M + 3.500%), 05/01/24	428,246	0.1
1,156,263	U.S. Anesthesia Partners, Inc. 2021 Term Loan, 5.312%, (US0001M + 4.250%), 10/01/28	1,083,583	0.2
1,037,163	Virgin Pulse, Inc. 2021 Term Loan, 5.666%, (US0001M + 4.000%), 04/06/28	899,738	0.2
817,950	WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 5.500%, (US0003M + 3.250%), 12/22/28	771,736	0.2
		43,269,240	9.9

	Home Furnishings: 0.3%
759,263	Conair Holdings, LLC Term Loan B, 6.000%, (US0003M + 3.750%), 05/17/28	639,046	0.1
865,650	Illuminate Merger Sub Corp. Term Loan, 6.377%, (US0006M + 3.500%), 07/21/28	761,231	0.2
		1,400,277	0.3

	Industrial: 0.9%
420,000	AZZ INCORPORATED TERM LOAN B, 5.331%, (TSFR1M + 4.250%), 05/06/29	404,250	0.1
365,000	Brown Group Holding LLC 2022 Term Loan B2 1L, 5.436%, (TSFR1M + 3.750%), 06/09/29	352,225	0.1
1,009,870	First Student Bidco, Inc. 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	931,605	0.2
70,130	First Student Bidco, Inc. 2022 Term Loan C 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	64,695	0.0
320,000	Five Star 2022 Term Loan 1L, 5.331%, (TSFR1M + 4.250%), 05/05/29	308,800	0.1
865,000	Project Castle, Inc. Term Loan B 1L, 7.186%, (TSFR1M + 5.500%), 06/01/29	787,150	0.2
900,000	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + 1.000%), 03/24/28	868,500	0.2
295,000	Vertex Aerospace Services Corp 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 12/22/28	282,462	0.0
		3,999,687	0.9

	Industrial Equipment: 1.5%
496,180	Alliance Laundry Systems LLC Term Loan B, 4.524%, (US0003M + 3.500%), 10/08/27	472,146	0.1
384,038	Clark Equipment Company 2022 Term Loan B, 4.654%, (TSFR1M + 2.500%), 04/20/29	371,876	0.1
736,300	CMBF LLC Term Loan, 7.190%, (US0001M + 6.000%), 08/02/28	658,989	0.1
1,000,000	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.812%, (US0003M + 4.750%), 04/27/27	967,500	0.2
993,254	Granite Holdings US Acquisition Co. 2021 Term Loan B, 5.006%, (US0003M + 4.000%), 09/30/26	939,453	0.2
250,521	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 6.204%, (TSFR1M + 4.000%), 02/16/28	236,742	0.0
852,592	Kenan Advantage Group, Inc. 2021 Term Loan B1, 5.383%, (US0001M + 3.750%), 03/24/26	797,174	0.2
497,487	Madison IAQ LLC Term Loan, 4.524%, (US0006M + 3.250%), 06/21/28	454,828	0.1
281,991	Star US Bidco LLC Term Loan B, 5.916%, (US0001M + 4.250%), 03/17/27	270,006	0.1
1,688,915	Vertical US Newco Inc Term Loan B, 4.015%, (US0006M + 3.500%), 07/30/27	1,587,580	0.4
		6,756,294	1.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Insurance: 3.0%
775,293		Acrisure, LLC 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 02/15/27	$713,754	0.2
1,104,450		Acrisure, LLC 2021 First Lien Term Loan B, 5.916%, (US0001M + 4.250%), 02/15/27	1,040,944	0.2
1,303,894		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 5.009%, (US0001M + 3.500%), 11/06/27	1,215,881	0.3
360,349		Alliant Holdings Intermediate, LLC Term Loan B, 4.916%, (US0001M + 3.250%), 05/09/25	341,055	0.1
1,240,360		Aretec Group, Inc. 2018 Term Loan, 5.916%, (US0001M + 4.250%), 10/01/25	1,182,476	0.3
1,432,214		AssuredPartners, Inc. 2020 Term Loan B, 5.166%, (US0001M + 3.500%), 02/12/27	1,342,701	0.3
1,173,882		Hub International Limited 2018 Term Loan B, 4.214%, (US0003M + 3.000%), 04/25/25	1,111,926	0.2
751,225		IMA Financial Group, Inc. Term Loan, 5.416%, (US0001M + 3.750%), 11/01/28	712,725	0.1
1,305,729		NFP Corp. 2020 Term Loan, 4.916%, (US0001M + 3.250%), 02/15/27	1,212,370	0.3
2,363,990		OneDigital Borrower LLC 2021 Term Loan, 5.710%, (SOFRRATE + 4.250%), 11/16/27	2,239,881	0.5
494,962		Ryan Specialty Group, LLC Term Loan, 4.625%, (TSFR1M + 3.000%), 09/01/27	477,638	0.1
1,710,512		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 4.916%, (US0001M + 3.250%), 12/31/25	1,607,882	0.4
			13,199,233	3.0

		Leisure Good/Activities/Movies: 3.8%
652,916	(2),(4)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.575% (PIK Rate 12.000%, Cash Rate 3.000%), 08/26/22	641,490	0.1
1,027,774	(2)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 15.900%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/26	1,022,635	0.2
1,352,568		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 5.166%, (US0001M + 3.500%), 08/17/28	1,293,815	0.3
707,688		AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.200%, (US0001M + 3.000%), 04/22/26	597,407	0.1
2,204,475		AppLovin Corporation 2021 Term Loan B, 5.250%, (US0003M + 3.000%), 10/25/28	2,102,518	0.5
1,985,025		City Football Group Limited Term Loan, 4.598%, (US0003M + 3.500%), 07/21/28	1,836,148	0.4
1,465,275		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.000%, (US0003M + 2.750%), 09/18/24	1,353,090	0.3
269	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, (US0003M + 8.250%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	302	0.0
1,115,800		CWGS Group, LLC 2021 Term Loan B, 3.851%, (US0001M + 2.500%), 06/03/28	1,005,615	0.2
500,000		Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.166%, (US0001M + 2.500%), 02/01/24	488,303	0.1
619,196		Hayward Industries, Inc. 2021 Term Loan, 4.166%, (US0001M + 2.500%), 05/30/28	591,429	0.1
1,248,335		MajorDrive Holdings IV LLC Term Loan B, 5.625%, (US0003M + 4.000%), 06/01/28	1,130,783	0.3
493,671		PUG LLC USD Term Loan, 5.166%, (US0001M + 3.500%), 02/12/27	451,709	0.1
1,329,807		RV Retailer, LLC Term Loan B, 5.168%, (SOFRRATE + 3.750%), 02/08/28	1,128,119	0.3
277,622		Samsonite International S.A. 2020 Incremental Term Loan B2, 4.666%, (US0001M + 3.000%), 04/25/25	270,219	0.1
895,000		Scientific Games Holdings LP 2022 USD Term Loan B, 4.175%, (SOFRRATE + 3.500%), 04/04/29	829,367	0.2
911,765		SRAM, LLC 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 05/18/28	868,456	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,101,785	The Knot Worldwide Inc. 2022 Term Loan, 6.125%, (SOFRRATE + 4.500%), 12/19/25	$1,057,714	0.3
		16,669,119	3.8

	Lodging & Casinos: 2.0%
987,469	Aimbridge Acquisition Co., Inc. 2020 Incremental Term Loan B, 6.259%, (US0001M + 4.750%), 02/02/26	896,128	0.2
736,527	Arches Buyer Inc. 2021 Term Loan B, 4.916%, (US0001M + 3.250%), 12/06/27	673,922	0.1
543,130	Caesars Resort Collection, LLC 2020 Term Loan B1, 5.166%, (US0001M + 3.500%), 07/21/25	525,648	0.1
862,838	Century Casinos, Inc 2022 Term Loan, 7.145%, (TSFR1M + 6.000%), 04/02/29	834,795	0.2
925,926	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.630%, (US0001M + 3.000%), 10/21/24	904,706	0.2
1,295,213	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 4.666%, (US0001M + 3.000%), 08/02/28	1,214,586	0.3
500,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 3.374%, (US0001M + 1.750%), 06/22/26	480,125	0.1
1,000,000	Scientific Games International, Inc. 2022 USD Term Loan, 4.358%, (TSFR1M + 3.000%), 04/14/29	939,792	0.2
665,652	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 4.500%, (US0003M + 2.250%), 07/21/26	634,311	0.1
701,082	The Enterprise Development Authority Term Loan B, 5.916%, (US0001M + 4.250%), 02/28/28	678,078	0.2
1,233,800	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 4.370%, (US0001M + 3.250%), 10/02/28	1,149,417	0.3
		8,931,508	2.0

	Mortgage REITs: 0.2%
735,906	BIFM CA Buyer Inc. Term Loan B, 5.071%, (US0001M + 3.500%), 06/01/26	697,270	0.2

	Nonferrous Metals/Minerals: 0.9%
1,336,122	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	1,266,643	0.3
2,923,111	U.S. Silica Company 2018 Term Loan B, 5.688%, (US0001M + 4.000%), 05/01/25	2,825,368	0.6
		4,092,011	0.9

	Oil & Gas: 2.4%
151,603	BCP Renaissance Parent LLC 2017 Term Loan B, 5.166%, (US0001M + 3.500%), 10/31/24	146,676	0.0
1,577,165	Brazos Delaware II, LLC Term Loan B, 5.595%, (US0001M + 4.000%), 05/21/25	1,523,147	0.3
448,215	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 5.740%, (US0003M + 4.500%), 10/28/27	385,465	0.1
858,513	ITT Holdings LLC 2021 Term Loan, 4.416%, (US0001M + 2.750%), 07/10/28	820,952	0.2
1,741,250	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 5.874%, (US0001M + 4.250%), 11/24/28	1,723,526	0.4
728,713	Medallion Midland Acquisition, LLC 2021 Term Loan, 5.416%, (US0001M + 3.750%), 10/18/28	698,654	0.2
793,814	NorthRiver Midstream Finance LP 2018 Term Loan B, 4.217%, (US0003M + 3.250%), 10/01/25	774,961	0.2
875,600	Oryx Midstream Services Permian Basin LLC Term Loan B, 4.705%, (US0003M + 3.250%), 10/05/28	833,462	0.2
445,256	Southwestern Energy Company 2021 Term Loan, 4.704%, (SOFRRATE + 2.500%), 06/22/27	434,125	0.1
802,988	TransMontaigne Operating Company L.P. Term Loan B, 5.671%, (US0001M + 3.500%), 11/17/28	761,834	0.2
950,353	Traverse Midstream Partners LLC 2017 Term Loan, 5.937%, (SOFRRATE + 4.250%), 09/27/24	909,171	0.2
1,486,031	WaterBridge Midstream Operating LLC Term Loan B, 8.592%, (US0003M + 5.750%), 06/22/26	1,409,129	0.3
		10,421,102	2.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Publishing: 0.9%
820,419	Alchemy Copyrights, LLC Term Loan B, 4.062%, (US0001M + 3.000%), 03/10/28	$795,806	0.2
992,500	Cengage Learning, Inc. 2021 Term Loan B, 5.750%, (US0003M + 4.750%), 07/14/26	898,709	0.2
1,094,500	Dotdash Meredith Inc Term Loan B, 5.145%, (SOFRRATE + 4.000%), 12/01/28	1,026,094	0.2
1,225,738	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.554%, (US0006M + 4.750%), 07/28/28	1,112,357	0.3
		3,832,966	0.9

	Radio & Television: 2.5%
1,490,800	A-L Parent LLC 2016 1st Lien Term Loan, 4.920%, (US0001M + 3.250%), 12/01/23	1,319,358	0.3
1,381,225	Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.739%, (US0003M + 3.500%), 08/21/26	1,189,149	0.3
1,654,304	CMG Media Corporation 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/17/26	1,523,201	0.3
4,791,906	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 4.431%, (SOFRRATE + 3.250%), 08/24/26	1,145,563	0.3
303,098	Diamond Sports Group, LLC 2022 First Priority Term Loan, 9.181%, (SOFRRATE + 8.000%), 05/26/26	299,310	0.1
666,667	Entercom Media Corp. 2019 Term Loan, 4.785%, (US0003M + 2.500%), 11/18/24	594,271	0.1
1,397,975	Gray Television, Inc. 2021 Term Loan D, 4.062%, (US0001M + 3.000%), 12/01/28	1,340,308	0.3
280,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 4.916%, (US0001M + 3.250%), 05/01/26	260,925	0.1
1,533,849	iHeartCommunications, Inc. 2020 Term Loan, 4.666%, (US0001M + 3.000%), 05/01/26	1,428,397	0.3
640,372	NASCAR Holdings, Inc Term Loan B, 4.166%, (US0001M + 2.500%), 10/19/26	620,210	0.1
159,538	Sinclair Television Group Inc. Term Loan B2B, 4.170%, (US0001M + 2.500%), 09/30/26	146,675	0.0
1,343,083	Univision Communications Inc. 2021 First Lien Term Loan B, 4.916%, (US0001M + 3.250%), 03/15/26	1,274,250	0.3
		11,141,617	2.5

	Retailers (Except Food & Drug): 2.8%
385,000	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.831%, (SOFRRATE + 3.750%), 07/31/28	350,350	0.1
102,778	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 4.050%, (SOFRRATE + 4.000%), 07/31/28	93,956	0.0
452,222	AI Aqua Merger Sub, Inc. 2022 Term Loan B, 4.050%, (TSFR1M + 4.000%), 07/31/28	413,407	0.1
604,838	CNT Holdings I Corp 2020 Term Loan, 4.690%, (US0001M + 3.500%), 11/08/27	575,163	0.1
672,742	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 6.500%, (US0003M + 4.750%), 03/10/26	618,362	0.2
1,704,147	Great Outdoors Group, LLC 2021 Term Loan B1, 5.416%, (US0001M + 3.750%), 03/06/28	1,562,845	0.4
2,028,212	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 4.416%, (US0001M + 2.750%), 10/19/27	1,803,206	0.4
750,333	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.964%, (US0003M + 4.750%), 07/07/28	522,106	0.1
637,641	Leslies Poolmart, Inc. 2021 Term Loan B, 3.019%, (US0003M + 2.500%), 03/09/28	607,672	0.1
622,470	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.286%, (US0003M + 8.000%), 12/01/25	601,073	0.1
205,190	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.286%, (US0003M + 11.000%), 06/01/25	205,190	0.1
1,064,994	Michaels Companies, Inc. 2021 Term Loan B, 6.500%, (US0003M + 4.250%), 04/15/28	885,721	0.2
994,962	Petco Animal Supplies, Inc. 2021 Term Loan B, 5.500%, (US0003M + 3.250%), 03/03/28	939,244	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
796,000		Petmate Incremental Term Loan B, 7.750%, (US0003M + 5.500%), 09/15/28	$696,500	0.2
1,240,625		Pilot Travel Centers LLC 2021 Term Loan B, 3.625%, (TSFR1M + 2.000%), 08/04/28	1,191,485	0.3
528,082		Restoration Hardware, Inc. Term Loan B, 4.166%, (US0001M + 2.500%), 10/20/28	465,702	0.1
506,175		Victorias Secret & Co. Term Loan B, 4.536%, (US0003M + 3.250%), 08/02/28	486,561	0.1
			12,018,543	2.8

		Surface Transport: 1.2%
2,092,554		American Trailer World Corp. Term Loan B, 5.375%, (SOFRRATE + 3.750%), 03/03/28	1,874,579	0.4
625,936		ENC Holding Corporation 2021 Term Loan, 6.504%, (US0003M + 4.250%), 08/04/28	600,899	0.1
55,918	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	53,682	0.0
150,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500%), 05/07/29	138,000	0.0
992,500		LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500%), 05/07/28	896,972	0.2
785,056		Savage Enterprises LLC 2021 Term Loan B, 4.900%, (US0001M + 3.250%), 09/15/28	750,219	0.2
885,550		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 6.250%, (US0003M + 4.000%), 07/26/28	806,957	0.2
250,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 9.250%, (US0003M + 7.000%), 07/26/29	226,250	0.1
			5,347,558	1.2

		Technology: 2.8%
190,000		ARISTOCRAT TECHNOLOGIES INC 2022 TERM LOAN B, 3.331%, (TSFR1M + 2.250%), 05/24/29	184,142	0.0
7,220,000		Avaya 2022 Term Loan 1L, 11.686%, (TSFR1M + 10.000%), 12/15/27	6,579,225	1.5
915,000		CDK Global 2022 Term Loan B 1L, 6.186%, (TSFR1M + 4.500%), 06/14/29	890,409	0.2
1,221,011		Misys (Finastra) - TL B 1L, 4.739%, (US0003M + 3.500%), 06/13/24	1,102,344	0.3
1,495,000		MKS Instruments, Inc. 2022 USD Term Loan B 1L, 3.831%, (TSFR1M + 2.750%), 04/08/29	1,433,331	0.3
780,105		RealPage, Inc. Term Loan B 1L, 4.916%, (US0001M + 3.000%), 04/24/28	721,987	0.2
1,759,145		Veritas US Inc. 2021 USD Term Loan B, 7.250%, (US0003M + 5.000%), 09/01/25	1,450,196	0.3
			12,361,634	2.8

		Telecommunications: 5.7%
893,599		Altice Financing SA 2017 USD Term Loan B, 3.794%, (US0003M + 2.750%), 07/15/25	812,058	0.2
894,270		Altice Financing SA USD 2017 1st Lien Term Loan, 3.794%, (US0003M + 2.750%), 01/31/26	816,860	0.2
627,987		Altice France S.A. USD Term Loan B11, 3.989%, (US0003M + 2.750%), 07/31/25	574,216	0.1
1,974,937		Asurion LLC 2020 Term Loan B8, 4.916%, (US0001M + 3.250%), 12/23/26	1,795,959	0.4
530,000		Asurion LLC 2021 2nd Lien Term Loan B3, 6.916%, (US0001M + 5.250%), 01/31/28	460,305	0.1
1,170,000		Asurion LLC 2021 Second Lien Term Loan B4, 6.916%, (US0001M + 5.250%), 01/20/29	1,004,006	0.2
1,468,719		Asurion LLC 2021 Term Loan B9, 4.916%, (US0001M + 3.250%), 07/31/27	1,332,863	0.3
747,235		Avaya, Inc. 2020 Term Loan B, 5.574%, (US0001M + 4.250%), 12/15/27	558,558	0.1
812,079		Cablevision Lightpath LLC Term Loan B, 4.574%, (US0001M + 3.250%), 11/30/27	768,768	0.2
2,487,406		CCI Buyer, Inc. Term Loan, 6.054%, (US0003M + 4.000%), 12/17/27	2,275,976	0.5
2,977,099		CenturyLink, Inc. 2020 Term Loan B, 3.916%, (US0001M + 2.250%), 03/15/27	2,743,272	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
1,777,016		CommScope, Inc. 2019 Term Loan B, 4.916%, (US0001M + 3.250%), 04/06/26	$1,605,237	0.4
2,380,213		Connect Finco Sarl 2021 Term Loan B, 4.560%, (US0001M + 3.500%), 12/11/26	2,207,647	0.5
767,852		Digi International Inc. Term Loan B, 5.500%, (US0003M + 5.000%), 11/01/28	750,576	0.2
1,742,297		Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.916%, (US0001M + 4.250%), 11/29/25	1,622,786	0.4
1,447,028		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 11.625%, (SOFRRATE + 10.000%), 11/29/26	1,286,046	0.3
381,150		GOGO Intermediate Holdings LLC Term Loan B, 4.989%, (US0003M + –%), 04/30/28	362,728	0.1
253,478		GTT Communications, Inc. 2018 USD Term Loan B, 8.500%, (PRIME + 3.750%), 05/31/25	199,614	0.0
750,000		Level 3 Financing Inc. 2019 Term Loan B, 3.416%, (US0001M + 1.750%), 03/01/27	696,875	0.2
791,169		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.750%, (US0003M + 4.500%), 11/01/24	737,394	0.2
675,000		Venga Finance Sarl 2021 USD Term Loan B, 4.923%, (US0003M + 4.750%), 12/04/28	631,125	0.1
515,000		ViaSat, Inc. Term Loan, 6.140%, (SOFRRATE + 4.500%), 03/02/29	482,169	0.1
1,477,299		Zayo Group Holdings, Inc. USD Term Loan, 4.666%, (US0001M + 3.000%), 03/09/27	1,326,286	0.3
			25,051,324	5.7

		Utilities: 0.9%
1,354,439		Edgewater Generation, L.L.C. Term Loan, 5.416%, (US0001M + 3.750%), 12/13/25	1,159,496	0.3
560,449		Generation Bridge Acquisition, LLC Term Loan B, 7.250%, (US0003M + 5.000%), 12/01/28	551,575	0.1
11,735		Generation Bridge Acquisition, LLC Term Loan C, 7.250%, (US0003M + 5.000%), 12/01/28	11,549	0.0
2,453,615		Nautilus Power, LLC Term Loan B, 5.916%, (US0001M + 4.250%), 05/16/24	1,939,634	0.4
491,288		Tiger Acquisition, LLC 2021 Term Loan, 4.916%, (US0001M + 3.250%), 06/01/28	439,088	0.1
			4,101,342	0.9

	Total Loans
	(Cost $450,618,111)		417,705,234	95.6

CORPORATE BONDS/NOTES: 3.6%
		Basic Materials: 0.6%
1,000,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	841,490	0.2
2,000,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	1,687,780	0.4
			2,529,270	0.6

		Communications: 0.5%
500,000	#	DISH DBS Corp., 5.250%, 12/01/26	392,857	0.1
500,000	#	DISH DBS Corp., 5.750%, 12/01/28	371,143	0.1
1,000,000	#	Gray Escrow II, Inc., 5.375%, 11/15/31	803,405	0.2
835,000	#	Match Group Holdings II LLC, 3.625%, 10/01/31	659,191	0.1
			2,226,596	0.5

		Consumer, Cyclical: 1.0%
530,000	#	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/31	375,922	0.1
1,500,000	#	Gap, Inc./The, 3.875%, 10/01/31	1,049,295	0.2
1,000,000	#	LGI Homes, Inc, 4.000%, 07/15/29	747,930	0.2
220,000	#	Macy's Retail Holdings LLC, 5.875%, 03/15/30	184,976	0.0
1,000,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	776,155	0.2
835,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	628,145	0.1
1,000,000	#	Wabash National Corp., 4.500%, 10/15/28	766,250	0.2
			4,528,673	1.0

		Consumer, Non-cyclical: 0.4%
1,000,000	#	ACCO Brands Corp., 4.250%, 03/15/29	821,050	0.2
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	407,190	0.1
715,000	#	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/29	589,460	0.1
			1,817,700	0.4

		Energy: 0.4%
1,000,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	839,350	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,000,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	$800,433	0.2
			1,639,783	0.4

		Financial: 0.2%
1,000,000	#	PRA Group, Inc., 5.000%, 10/01/29	830,020	0.2

		Industrial: 0.2%
500,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	413,285	0.1
425,000	#	Vertiv Group Corp., 4.125%, 11/15/28	345,721	0.1
			759,006	0.2

		Technology: 0.3%
550,000	#	ENTEGRIS ESCROW CORP SR UNSECURED 144A 06/30 5.95, 6.950%, 06/15/30	524,447	0.1
1,000,000	#	Open Text Corp., 3.875%, 12/01/29	843,000	0.2
			1,367,447	0.3

	Total Corporate Bonds/Notes
	(Cost $19,263,652)		15,698,495	3.6

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.0%
408,271	(4),(5)	24 Hour Fitness Worldwide, Inc.	153,918	0.1
544,388	(4),(5)	24 Hour Fitness Worldwide, Inc. - Preferred	544,388	0.1
50,201	(4),(5)	Cineworld Group PLC	5,194	0.0
132,618	(4),(5)	Covia Specialty Minerals, Inc.	1,790,343	0.4
69,381	(5)	Cumulus Media, Inc. Class-A	536,315	0.1
7,543	(4),(5)	Harvey Gulf International Marine LLC	58,458	0.0
4,783	(4),(5)	Harvey Gulf International Marine LLC - Warrants	37,069	0.0
7,471	(4),(5)	iQor	33,619	0.0
102,480	(4),(5)	Longview Power LLC	1,281,000	0.3
6,829	(4),(5)	Riverbed Technology, Inc.	38,700	0.0
88,701	(4),(5)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(4),(5)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $4,817,561)		4,479,433	1.0

	Total Long-Term Investments
	(Cost $474,699,324)		437,883,162	100.2

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
12,998,000	(6)	State Street Institutional Liquid Reserves Fund - Premier Class, 1.490%
		(Cost $12,999,000)	12,996,700	3.0

	Total Short-Term Investments
	(Cost $12,999,000)		12,996,700	3.0

	Total Investments (Cost $487,698,324)		$450,879,862	103.2
	Liabilities in Excess of Other Assets		(13,788,224)	(3.2)
	Net Assets		$437,091,638	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Loans	$–	$417,063,744	$641,490	$417,705,234
Equities and Other Assets	536,315	–	3,943,118	4,479,433
Corporate Bonds/Notes	–	15,698,495	–	15,698,495
Short-Term Investments	12,996,700	–	–	12,996,700
Total Investments, at fair value	$13,533,015	$432,762,239	$4,584,608	$450,879,862

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2022:

	Equities and Other Assets*	Loans**	Total
Assets:
Beginning balance at March 31, 2022	$-	$-	$-
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	-	-	-
Transfers into Level 3	3,943,118	641,490	4,584,608
Transfers out of Level 3	-	-	-
Ending balance at June 30, 2022	$3,943,118	$641,490	$4,584,608
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022***	$-	$-	$-

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $487,916,291.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,004,423
Gross Unrealized Depreciation	(39,040,852)
Net Unrealized Depreciation	$(37,036,429)